Shareholders' Equity - Voting Ordinary Shares (Details)			5 Months Ended	10 Months Ended	12 Months Ended
	Jan. 21, 2020 shares	May 14, 2018 shares	Jun. 11, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) vote $ / shares shares	Dec. 31, 2020 USD ($) vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Mar. 09, 2020 USD ($)
Class of Stock [Line Items]
Authorized share capital (shares)				111,000,000	111,000,000	111,000,000
Ordinary shares, par value (dollars per share) | $ / shares				$ 1	$ 1	$ 1
Preference shares (shares)				45,000,000	45,000,000	45,000,000
Preferred shares, par value (dollars per share) | $ / shares				$ 1.00	$ 1.00	$ 1.00
Authorized repurchase amount | $								$ 150,000,000.0
Treasury shares repurchased (shares)			18,103	178,280
Treasury shares repurchased, average price (dollars per share) | $ / shares			$ 234.73	$ 145.87
Repurchase of shares | $			$ (4,200,000)	$ (26,000,000.0)	$ (26,006,000)	$ 0	$ 0
Remaining repurchase amount | $			$ 119,700,000	$ 124,000,000.0	$ 124,000,000.0
Chief Executive Officer | Joint Share Ownership Plan
Class of Stock [Line Items]
Shares subscribed (shares)	565,630
Voting ordinary shares
Class of Stock [Line Items]
Ordinary shares, par value (dollars per share) | $ / shares				$ 1.00	$ 1.00	$ 1.00
Number of votes | vote				1	1
Non-voting ordinary shares
Class of Stock [Line Items]
Ordinary shares, par value (dollars per share) | $ / shares				$ 1.00	$ 1.00	$ 1.00
KaylaRe
Class of Stock [Line Items]
Number of Enstar ordinary shares issued (shares)		2,007,017
KaylaRe | Ordinary Shares
Class of Stock [Line Items]
Number of Enstar ordinary shares issued (shares)		1,501,778